Unaudited Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (loss)	$ 6,700,497	$ (1,916,581)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Deferred tax liability		(1,510)
Depreciation expenses	8,477	8,043
Amortization	95,748	95,142
Impairment of expected credit loss	4,553	4,108
Loss on disposal of property and equipment	3,927
Lease expenses	10,139	19,187
Stock based compensation	60,000
Change in fair value of warrant liabilities	(9,846,532)
Changes in operating assets and liabilities
Accounts receivable	(60,143)	(9,928)
Inventories	(12,813)	(332,878)
Prepaid expense and other current assets	539,682	(157,138)
Due from affiliates	257,904	(45,316)
Accounts payable	(41,696)	9,308
Accrued expense and other liabilities	(104,448)	150,684
Amounts due to affiliates	(426,801)	23,621
Operating lease liabilities	(10,112)	(8,620)
Net cash used in operating activities	(2,821,618)	(2,161,878)
CASH FLOWS FROM INVESTING ACTIVITIES
Prepayments for real estate	(506,211)
Acquisition of property, plant and equipment	(8,069)	(2,659)
Net cash used in investing activities	(514,280)	(2,659)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of warrants	17,250
Payment of offering cost related to business combination		(561,207)
Net cash provided by (used in) financing activities	17,250	(561,207)
Effect of change in exchange rate	(26,963)	62,966
NET DECREASE IN CASH AND CASH EQUIVALENTS	(3,345,611)	(2,662,778)
Cash and cash equivalents, beginning of period	6,007,615	3,132,298
Cash and cash equivalents, end of period	2,662,004	$ 469,520
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid
Interest paid